UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


          Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     March Global Associates, LLC

Address:  570 Lexington Avenue, 24th Floor
          New York, NY 10022


13F File Number: 28-10824

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Noubar Torossian
Title:  Administrator
Phone:  (212) 813-1024


Signature, Place and Date of Signing:


/s/ Noubar Torossian               New York, NY                  May 17, 2004
--------------------               ------------                  ------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 40

Form 13F Information Table Value Total: $150,345
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number      Name


                                                    FORM 13F INFORMATION TABLE


                                                    March Global Associates LLC
                                                            13-F REPORT
                                                             31-Mar-04

                                                                 Value                   SH/  PUT/  Invest   Other  Voting Authority
Issuer                         Class           Cusip             (x $1,000)  Quantity    PRN  CALL  Disc     Mgr       SOLE
------                         -----           -----             ----------  --------    ---  ----  ----     ---       ----
AT & T Wireless Svcs Inc       Common Stock         00209A106    $18,026     1,324,500   SH         Sole     None      324500
Allegiant Bancorp Inc          Common Stock         017476102     $4,819       163,200   SH         Sole     None      163200
Annuity and Life Ro Holdings   Common Stock          12830777        $43        39,800   SH         Sole     None       39800
Bank One Corp.                 Common Stock         06423A103     $6,493       119,100   SH         Sole     None      119100
CNA Surety Corp.               Common Stock         12612L108     $1,189       107,600   SH         Sole     None      107600
Citibank West FSB San Fran     Common Stock         17306J202        $13        16,100   SH         Sole     None       16100
Comcast Corp                   Common Stock         20030N101     $2,252        78,300   SH         Sole     None       78300
Community First Bankshares     Common Stock         203902101       $630        19,600   SH         Sole     None       19600
Dade Behring Hldgs Inc         Common Stock         23342J206     $1,219        27,400   SH         Sole     None       27400
Extended Stay Amer Inc         Common Stock         30224P101     $2,658       137,200   SH         Sole     None      137200
First Comwlth Finl Corp        Common Stock         319829107        $33         2,219   SH         Sole     None        2219
FleetBoston Finl Corp          Common Stock         339030108    $18,279       407,100   SH         Sole     None      407100
Greenpoint Finl Corp           Common Stock         395384100    $12,875       294,550   SH         Sole     None      294550
Holly Corp                     Common Stock         435758305     $2,217        69,600   SH         Sole     None       69600
ILEX Oncology Inc.             Common Stock         451923106     $4,770       199,400   SH         Sole     None      199400
Invision Technologies Inc      Common Stock         461851107     $2,126        42,800   SH         Sole     None       42800
Laidlaw Intl Inc               Common Stock         50730R102       $306        21,027   SH         Sole     None       21027
Millennium Chemicals Inc.      Common Stock         599903101     $5,169       346,000   SH         Sole     None      346000
NP Test Hldg Corp              Common Stock         67019A105     $1,327        87,650   SH         Sole     None       87650
Nasdaq 100                     Common Stock         631100104       $179         5,000   SH         Sole     None        5000
North Fork Bancorporation      Common Stock         659424105       $453        10,700   SH         Sole     None       10700
Nui Corp                       Common Stock         629431107     $3,198       189,100   SH         Sole     None      189100
PeopleSoft Inc.                Common Stock         712713106       $699        37,800   SH         Sole     None       37800
Plains Res Inc.                Common Stock         726540503       $696        38,300   SH         Sole     None       38300
Provident Finl Svcs Fnc        Common Stock         74386T105     $1,841        98,500   SH         Sole     None       98500
Providian Finl Corp            Common Stock         74406A102       $922        70,400   SH         Sole     None       70400
Roto-Rooter Inc                Common Stock         778787101     $2,032        40,200   SH         Sole     None       40200
SPDR TR                        Common Stock         78462F103       $566         5,000   SH         Sole     None        5000
Seacoast Finl Svcs Corp        Common Stock         81170Q106     $1,415        42,250   SH         Sole     None       42250
Sovereign Bancorp Inc.         Common Stock         845905108     $2,304       107,550   SH         Sole     None      107550
Sunterra Corp                  Common Stock         86787D208     $1,592       117,600   SH         Sole     None      117600
TCF Finl Corp                  Common Stock         872275102     $2,768        54,200   SH         Sole     None       54200
Taubman Ctrs Inc               Common Stock         876664103     $3,942       156,600   SH         Sole     None      156600
Tierone Corp                   Common Stock         88650R108     $2,964       126,350   SH         Sole     None      126350
Titan Corp                     Common Stock         888266103     $7,814       387,000   SH         Sole     None      387000
Travelers Ppty Cas Corp        Common Stock         89420G109       $942        54,900   SH         Sole     None       54900
Tripath Imaging Inc            Common Stock         896942109       $333        36,400   SH         Sole     None       36400
 Disney Walt Co.               Common Stock         254687106    $13,195       528,000   SH         Sole     None      528000
Washington Mut Inc.            Common Stock         939322103     $1,311        30,700   SH         Sole     None       30700
Wellpoint Health Network       Common Stock         94973H108    $16,734       147,150   SH         Sole     None      147150

                                                                $150,345


00536.0001 #485732